Inventories (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Inventories (Textual)
Inventory reversals of write-downs	$ (73,860)	$ 2,450,213	$ 16,203
Inventory write-downs discontinued operations			$ 1,934,836